LONG-TERM DEBT - Debt Instrument Redemption (Details) - Senior Notes - 2032 Notes	Jun. 16, 2025
Debt Instrument [Line Items]
Redemption rate (as a percent)	100.00%
2028
Debt Instrument [Line Items]
Redemption rate (as a percent)	103.813%
2029
Debt Instrument [Line Items]
Redemption rate (as a percent)	101.906%
2030 and thereafter
Debt Instrument [Line Items]
Redemption rate (as a percent)	100.00%